CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net (loss) profit	R$ (1,125.6)	R$ (372.4)	R$ 2,928.1
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Non-controlling interest	26.7	5.0	19.6
Depreciation and amortization	1,159.3	921.9	771.6
Depreciation and depletion of biological assets	758.7	680.9	545.0
Income (loss) from associates and joint ventures	(22.4)	(29.3)	103.8
Interest on Shareholders' Equity Received	(6.9)
Tax Amnesty Program ("PERT")	(449.8)
Gain in business combination		(59.6)
Gain on Minerva investment			(125.7)
Results on Disposals of Property, Plant and Equipments	113.2	(38.4)	16.4
Deferred income tax	(230.0)	(104.1)	(406.6)
Provision for tax, civil and labor risks	577.5	414.0	98.9
Other	396.0	237.1	345.1
Exchange rate variations and interest	1,561.1	(446.3)	2,853.9
Changes in operating assets and liabilities
Investments in trading securities	(313.9)	(893.2)	(1,023.7)
Redemptions of trading securities	375.4	1,001.3	900.0
Interest received	405.5	186.5	13.2
Other financial assets and liabilities	(94.3)	580.2	(687.4)
Trade accounts receivable	(578.4)	1,246.9	(1,112.5)
Inventories	(195.3)	(449.9)	(1,066.2)
Biological assets - current assets	229.8	(297.2)	(199.3)
Trade accounts payable	165.8	848.5	882.2
Supply chain finance	(620.9)	161.0	719.5
Payment of tax, civil and labor risks	(509.3)	(401.0)	(194.4)
Interest paid	(1,369.0)	(851.3)	(693.9)
Payment of income tax and social contribution	(37.2)	40.5	(6.9)
Interest on shareholders' equity received	33.7	19.5	15.9
Other operating assets and liabilities	403.0	(579.4)	(562.5)
Net cash provided by operating activities from continuing operations	652.7	1,821.2	4,134.2
Net cash provided by operating activities from discontinued operations			2.4
Net cash provided by operating activities	652.7	1,821.2	4,136.6
INVESTING ACTIVITIES
Investments in held to maturity securities	(97.6)	(172.9)
Redemptions of held to maturity marketable securities	118.6
Investments in available for sale securities		(66.7)	(58.9)
Redemptions of available for sale securities	238.3	91.5	130.3
Redemption (Investments) in restricted cash	74.7	1,258.0	(1,710.9)
Business combination, net of cash acquired	(1,119.7)	(2,871.7)	(90.9)
Investments in associates and joint ventures	(1.2)	(1.3)	(61.6)
Acquisition of property, plant and equipment	(887.0)	(1,859.5)	(1,296.7)
Additions to biological assets - non-current assets	(713.2)	(784.2)	(589.4)
Proceeds from disposals of property, plant and equipment	150.3	309.6	252.3
Additions to intangible assets	(51.2)	(62.8)	(205.4)
Cash received on the disposal of the discontinued operations, net of transferred cash			1,957.2
Net cash used in investing activities from continuing operations	(2,288.0)	(4,159.9)	(1,674.0)
Net cash used in Investing activities from discontinued operations			(12.3)
Net cash used in investing activities	(2,288.0)	(4,159.9)	(1,686.3)
FINANCING ACTIVITIES
Proceeds from debt issuance	9,698.4	8,946.2	6,290.1
Repayment of debt	(9,001.2)	(3,512.3)	(6,031.5)
Treasury shares acquired		(543.3)	(3,765.8)
Treasury shares disposal	509.9	6.4	82.4
Payments of interest on shareholders' equity and dividends		(1,176.3)	(889.1)
Net cash provided by (used in) financing activities from continuing operations	1,207.1	3,720.7	(4,313.9)
Net cash provided by financing activities from discontinued operations			20.0
Net cash provided by (used in) financing activities	1,207.1	3,720.7	(4,293.9)
EFFECT ON EXCHANGE RATE VARIATION ON CASH AND CASH EQUIVALENTS	82.0	(387.9)	1,199.5
Net increase (decrease) in cash and cash equivalents	(346.2)	994.0	(644.1)
At the beginning of the year	6,356.9	5,362.9	6,006.9
At the end of the year	R$ 6,010.8	R$ 6,356.9	R$ 5,362.9